UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-07728

                                                               Montana Tax-Free Fund, Inc.

(Exact name of registrant as specified in charter)

Address of Registrant :                            1 Main Street North

                                                               Minot, ND 58703

Name and address of agent for service :    Brenda Sem

                                                                1 Main Street North

                                                                Minot, ND 58703

Registrant’s telephone number, including area code: (701)852-5292

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Item 1. Reports to Stockholders.

Montana Tax-Free Fund, Inc.

Dear Shareholder:

Enclosed is the annual report of the operations for Montana Tax-Free Fund, Inc. (the "Fund") for the year ended December 31, 2003.  The Fund's portfolio and related financial statements are presented within for your review.

The foundations under the U.S. economy are getting stronger. Massive policy stimulus has worked in an economy that’s in a self-sustaining expansion with businesses shifting away from their retrenchment mindset.  This means that growth will no longer be so dependent on consumer spending and housing, even though both of these sectors should remain firm.

The fact that the Federal Reserve is determined to keep interest rates extremely low in the face of strengthening activity boosts the odds that the economy will continue to surprise on the upside in the year ahead.  As a result, corporate profits should perform well and deflation fears will eventually be replaced by the realization that the Fed is sowing the seeds for future inflation.

The Fed would very much like to avoid a repeat of 1994.  It will be hard to plan a smooth exit strategy from its current stance, but it is trying to be clear in signaling its intentions to the markets. It is slowly altering the policy statement after each  FOMC (Federal Open Market Committee) meeting, with the intention of having the markets gradually adjust by the time rates are finally hiked.  The Fed has learned from the experience of May to July when confusing policy signals created tremendous bond volatility.

During the period the Fund utilized defensive positions designed to provide share price stability.  U.S. Treasury futures were used to hedge a portion of the portfolio with the results being tempered share price as rates fell to forty-year lows in mid-June and stabilized share price as bonds plummeted in one of the worst sell-offs in bond market history through the end of July.  Risk management is important in this market environment.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality double tax exempt issues.  Portfolio quality for the year ended December 31, 2003, was represented as follows: AAA 53.7%, AA 8.6%, A 25.8%, and BBB 11.9%.  High quality current income exempt from federal and Montana income tax remain the primary objectives of the Fund.

Sincerely,

Portfolio Management Team

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  December 31, 2003 (Unaudited)

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

Lehman Brothers Municipal Bond Index
An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Multiple Classes of Shares
Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are “classes” of shares.  Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals.  Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Average Annual Total Returns

Montana Tax-Free Fund	For periods ending December 31, 2003
Class B Shares				Since Inception
	1 year	5 year	10 year	(August 12, 1993)
Without CDSC	0.66%	2.01%	*N/A	3.70%
With CDSC (4% max)	(3.21)%	2.01%	*N/A	3.70%

Lehman Municipal Bond Index	For periods ending December 31, 2003
				Since Inception
	1 year	5 year	10 year	(August 12, 1993)
	5.32%	5.83%	6.03%	6.16%

Montana Tax-Free Fund	For periods ending December 31, 2003
Class A Shares				Since Inception
	1 year	5 year	10 year	(January 7, 2000)
Without Sales Charge	1.19%	N/A	N/A	3.70%
With Sales Charge (4.25%)	(3.11)%	N/A	N/A	2.57%

Lehman Municipal Bond Index	For periods ending December 31, 2003
				Since Inception
	1 year	5 year	10 year	(January 7, 2000)
	5.32%	N/A	N/A	7.93%

*Class B shares are automatically converted to Class A shares after 8 years.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

Comparative Index Graph (insert here)

Comparison of change in value of a $10,000 investment in the Montana Tax-Free Fund and the Lehman Brothers Municipal Bond Index

Class B Shares			Class A Shares
	Montana Tax- Free Fund w/o CDSC	Lehman Brothers Municipal Bond Index		Montana Tax- Free Fund w/o Sales Charge	Montana Tax- Free Fund w/max Sales Charge	Lehman Brothers Municipal Bond Index

08/12/1993	$10,000	$10,000	01/07/2000	$10,000	$9,575	$10,000
1993	$10,268	$10,363	2000	$10,975	$10,509	$11,169
1994	$10,093	$ 9,827	2001	$11,556	$11,065	$11,743
1995	$11,390	$11,543	2002	$11,419	$10,934	$12,870
1996	$12,019	$12,055	2003	$11,555	$11,064	$13,555
1997	$12,736	$13,164
1998	$13,201	$14,018
1999	$12,896	$13,728
2000	$14,052	$15,333
2001	$14,701	$16,120
2002	$14,489	$17,668
2003	$14,584	$18,608

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Montana municipal bonds.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

MANAGEMENT OF THE FUND

The Board of each Fund consists of five Directors.  These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios (formerly known as Ranson Managed Portfolios) and the six series of The Integrity Funds.  Three Directors (60% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Directors.  The remaining two Directors are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Directors of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Director and other directorships, if any, held outside the Fund Complex, are shown below.

 INDEPENDENT DIRECTORS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 82	Director	Since December 1994	Retired; Attorney; Director, Integrity Mutual Funds, Inc., ND Insured Income Fund, Inc. (December 1994 to August 1999), ND Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Trustee, The Integrity Funds (since September 2003); Director, First Western Bank & Trust (until May 2002).	16	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 68	Director	Since April 1995	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (March 1995 to August 1999), South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Trustee, The Integrity Funds (since May 2003); Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 56	Director	Since January 1999	Attorney, Maxon Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); ND Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integrity Managed Portfolios; Trustee, The Integrity Funds (since May 2003).	16	None

__________________________

The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

The SAI has additional information about the Fund’s directors and is available at 1(800) 601-5593 without charge upon request.

The Interested Directors and executive officers of the Funds, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Director and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED DIRECTORS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 North Main Minot, ND 58703 69	Director, Vice President and Secretary	Since Inception

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President, and Secretary, Integrity Money Management, Inc., (formerly known as ND Money Management, Inc.), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc.), ND Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Insured Income Fund, Inc. (November 1990 to August 1999), and Integrity Funds Distributor, Inc., (formerly known as Ranson Capital Corporation); Vice President and Secretary, Integrity Managed Portfolios and The Integrity Funds (since May 2003); Director, ARM Securities Corporation (since May 2000).

				4	None
**Robert E. Walstad 1 North Main Minot, ND 58703 59	Director, Chairman, President, and Treasurer	Since Inception

Director (since September 1987), President (September 1987 to October 2001) (since September 2002), Integrity Mutual Funds, Inc.; Director, President, and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Funds Services, Inc., ND Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Insured Income Fund, Inc. (November 1990 to August 1999); Trustee, Chairman, President, and Treasurer, Integrity Managed Portfolios and The Integrity Funds (since May 2003); Director, President, CEO, and Treasurer, Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), President (October 1999 to October 2001), Magic Internet Services, Inc.; Director (since May 2000), President (May 2000 to October 2001) (since September  2002), ARM Securities Corporation; Director, CEO, Chairman (since January 2002), President (since September 2002), Capital Financial Services, Inc.

				16	Director, Capital Financial Services, Inc.

__________________________

* The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the six series of The Integrity Funds.

** Directors who are “interested persons” of the Funds as defined in the Investment Company Act of 1940. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds’ Investment Adviser and Principal Underwriter.

The SAI has additional information about the Fund’s directors and is available at 1(800) 601-5593 without charge upon request.

INDEPENDENT AUDITOR’S REPORT

To the Shareholders and Board of Directors of Montana Tax-Free Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Montana Tax-Free Fund, Inc. (the Fund), including the schedule of investments, as of December 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Montana Tax-Free Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota USA

February 17, 2004

Schedule of Investments December 31, 2003

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating (Unaudited) Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MONTANA MUNICIPAL BONDS (95.0%)

#Billings, MT (West Park Village) Multifamily Hsg. Devl. Ref. Rev. GNMA	Aaa/AAA	5.550%	12/01/32	$2,500,000	$2,570,625
Broadwater Cty., MT School Dist. #001 (Townsend) G.O. AMBAC	Aaa/AAA	5.150	07/01/20	320,000	343,840
Broadwater Cty., MT School Dist. #001 (Townsend) G.O. AMBAC	Aaa/AAA	5.200	07/01/21	270,000	291,352
Columbia Falls, MT School Dist. #6 (Flathead Cty.) G.O. FSA	Aaa/AAA	5.700	07/01/20	815,000	905,326
#Forsyth, MT (Montana Power) Pollution Control Rev. Ref. AMBAC	Aaa/AAA	6.125	05/01/23	4,250,000	4,345,625
Forsyth, MT (Montana Power) Pollution Control Rev. Ref. AMBAC	Aaa/AAA	5.900	12/01/23	620,000	645,463
Forsyth, MT (Montana Power) Pollution Control Rev. MBIA	Aaa/AAA	5.900	12/01/23	600,000	624,642
*Forsyth, MT (Montana Power) Pollution Control Rev. MBIA	Aaa/AAA	6.125	05/01/23	1,480,000	1,513,300
Lewis & Clark Cty, MT High School District #1 FSA	Aaa/AAA	5.500	07/01/14	165,000	178,905
Lewis & Clark Cty., MT Solid Waste Facs. Rev.	A-3/NR	6.100	10/01/14	250,000	264,775
Missoula Cty, MT School Dist. #001 (Missoula) G.O.	A-1/NR	5.500	07/01/20	150,000	164,937
Missoula Cty, MT School Dist. #001 (Missoula) G.O.	A-1/NR	5.000	07/01/21	500,000	524,615
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.100	12/01/18	250,000	262,150
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.125	12/01/19	250,000	262,563
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.150	12/01/20	250,000	259,943
MT Fin. Auth. Hlth. Care Rev. Master Loan Proj. - Cmnty. Med. Ctr.	A/NR	5.200	12/01/21	250,000	261,028
MT Fin. Auth. Hlth. Care Rev. (MT Devl. Ctr.)	A/NR	4.750	06/01/19	500,000	516,385
MT Fin. Auth. Rev. (Providence Services) MBIA	Aaa/AAA	5.000	12/01/19	500,000	540,960
MT Fin. Auth. Rev. (Providence Services) MBIA	Aaa/AAA	5.000	12/01/25	100,000	105,539
Montana State (Long Range Bldg.)	Aa-3/AA-	4.700	08/01/22	100,000	104,962
Montana State (Water Pollution Control)	Aa-3/AA-	5.400	07/15/16	100,000	109,301
Montana State (Water Pollution Control) Revolving Fund Program G.O.	Aa-3/AA-	5.600	07/15/20	170,000	188,323
Montana State (Water Pollution Control) Revolving Fund Program G.O.	Aa-3/AA-	5.600	07/15/20	240,000	265,867
Montana State (Long Range Bldg.)	Aa-3/AA-	5.375	08/01/11	230,000	252,034
Montana State (Long Range Bldg.)	Aa-3/AA-	4.500	08/01/16	100,000	104,017
Montana State (Information Tech.) Ref. G.O.	Aa-3/AA-	2.000	08/01/04	100,000	100,726
MT Board of Hsg., Single Family Program	Aa-1/AA+	6.400	12/01/27	150,000	157,202
MT Board of Hsg., Multifamily Mrtge. FHA	Aa-1/NR	6.150	08/01/26	450,000	466,299
MT Board of Hsg., Single Family Program	Aa/AA+	5.950	12/01/27	275,000	286,908
MT Board of Hsg., Single Family Mrtge.	Aa/AA+	6.150	06/01/30	365,000	380,717
MT Hlth. Facs. Auth. (Sisters of Charity) Rev. MBIA	Aaa/AAA	5.000	12/01/24	1,870,000	1,937,114
*MT Hlth. Facs. Auth. (Providence Services) MBIA	Aaa/AAA	5.375	12/01/25	2,800,000	3,017,644
MT Hlth. Facs. Auth. (Providence Services) MBIA	Aaa/AAA	5.450	12/01/26	100,000	108,131
MT State Hlth. Facs. Auth. (MT Devl. Ctr.) Rev.	A/NR	6.300	06/01/14	500,000	525,110
MT State Hlth. Facs. Auth. (MT Devl. Ctr.) Rev.	A/NR	6.400	06/01/19	930,000	997,760
MT Hlth. Facs. Auth. (Master Loan Program) Rev.	A/NR	6.400	10/01/14	450,000	473,269
MT Hlth. Facs. Auth. (Northern MT Care Ctr.-Havre) Rev.	Baa-3/NR	6.350	09/01/15	1,000,000	1,025,540
#MT Hlth. Facs. Auth. (Missoula Community Medl. Ctr.) Rev.	NR/BBB-	6.375	06/01/18	2,780,000	2,815,306
MT Hlth. Facs. Auth. (State Hospital) Hlth. Care Rev. AMBAC	Aaa/NR	5.000	06/01/22	1,100,000	1,162,326
MT Hlth. Facs. Auth. (Big Horn Hosp. - Hardin) Rev.	A/NR	5.100	02/01/18	300,000	307,980
MT Hlth. Facs. Auth. (Lewis & Clark Nursing Home) Rev.	A/NR	5.100	02/01/18	350,000	359,310
MT Hlth. Facs. Auth. (Lewis & Clark Office Proj.) Rev.	A/NR	5.100	02/01/18	150,000	153,835
MT Hlth. Facs. Auth. (Marcus Daly Memorial) Rev.	A/NR	6.000	08/01/20	1,400,000	1,535,352
MT Board of Hsg., Single Family Program FHA	Aa-1/AA+	5.450	06/01/27	420,000	431,974
MT Board of Hsg., Single Family Program	Aa/AA+	5.600	12/01/23	195,000	202,192
MT Board of Hsg., Single Family Program Series 2002A	Aa/AA+	5.200	12/01/22	415,000	424,711
MT Board of Hsg., Single Family Program	Aa/AA+	5.550	06/01/33	465,000	478,113
MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	5.500	12/01/31	2,435,000	2,516,402
MT Hgr. Educ. Student Assistance Corp. Rev.	A/NR	6.400	12/01/32	1,250,000	1,331,675
*MT State Univ. Rev. MBIA	Aaa/AAA	5.625	11/15/25	1,000,000	1,087,210
MT State Univ. Rev. MBIA	Aaa/AAA	5.375	11/15/21	500,000	546,400
Montana St. Board of Regents (University of MT) MBIA	Aaa/AAA	5.750	05/15/24	300,000	337,236
Montana St. Board of Regents (University of MT) MBIA	Aaa/AAA	6.000	05/15/19	250,000	291,282
MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref.	NR/A+	5.750	06/01/08	100,000	101,750
MT Hlth. Facs. Auth. (Billings Clinic Deaconess) Rev. AMBAC	Aaa/AAA	5.250	02/15/20	1,275,000	1,286,857
MT Hlth. Facs. Auth. (Bozeman Deaconess) Rev. Ref.	NR/A+	5.000	06/01/18	1,000,000	1,031,800
MT Hlth. Facs. Auth. (Kalispell Reg. Hosp.) AMBAC	Aaa/AAA	5.000	07/01/16	1,250,000	1,345,187
MT Hlth. Facs. Auth. (Alternatives Inc.) Prerelease Ctr. Rev.	NR/BBB+	5.600	10/01/17	750,000	770,670
MT Hlth. Facs. Auth. (Boyd Andrew Prj.) Pre Release Center	NR/BBB+	6.300	10/01/20	795,000	869,428
Phillips Cty., MT Eastern School Dist. #14 School Bldg. G.O. MBIA	Aaa/AAA	5.600	07/01/15	145,000	159,842
Phillips Cty., MT Eastern School Dist. #14 School Bldg. G.O. MBIA	Aaa/AAA	5.600	07/01/16	155,000	171,469
Phillips Cty., MT Eastern School Dist. #14 School Bldg. G.O. MBIA	Aaa/AAA	5.600	07/01/17	165,000	181,249
Phillips Cty., MT H School Dist. #A School Bldg. G.O. MBIA	Aaa/AAA	5.600	07/01/15	290,000	319,684
*Richland Cty., MT (MDU) Pollution Control Rev. FGIC	Aaa/AAA	6.650	06/01/22	600,000	613,500

TOTAL MONTANA MUNICIPAL BONDS (COST: $44,012,695)	$45,915,637

SHORT-TERM SECURITIES (1.3%)
Wells Fargo National Tax-Free Money Market (COST: $642,888)	$642,888

TOTAL INVESTMENTS IN SECURITIES (COST: $44,655,583)	$46,558,525
OTHER ASSETS LESS LIABILITIES	1,779,718

NET ASSETS	$48,338,243

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

FOOTNOTE:  Non-rated (NR) securities have been determined to be of investment grade quality by the Fund’s Manager.

The accompanying notes are an integral part of these financial statements.

Financial Statements  December 31, 2003
Statement of Assets and Liabilities  December 31, 2003

ASSETS
Investments in securities, at value (cost: $44,655,583)	$46,558,525
Cash	1,000,132
Accrued dividends receivable	852
Accrued interest receivable	462,339
Variation margin on futures	717,500
Prepaid expenses	1,256
Receivable for fund shares sold	1,000
Total Assets	$48,741,604

LIABILITIES
Dividends payable	$166,482
Accrued expenses	68,234
Payable for fund shares redeemed	168,645

Total Liabilities	$403,361

NET ASSETS	$48,338,243

Net assets are represented by:
Capital stock outstanding, at par	$5,384
Additional paid-in capital	54,467,989
Accumulated undistributed net realized gain (loss) on investments and futures	(8,038,072)
Unrealized appreciation on investments	1,902,942
Total amount representing net assets applicable to
5,393,900 outstanding shares of $.001 par value
common stock (200,000,000 shares authorized)	$48,338,243

Net asset value per share	$8.98

Net Assets Consist of:
Class A	$12,165,404
Class B	36,172,839
Total Net Assets	$48,338,243

Shares Outstanding:
Class A	1,354,475
Class B	4,039,425

Net Asset Value per share:
Class A	$8.98
Class A – offering price (based on sales charge of 4.25%)	$9.38
Class B	$8.95

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the year ended December 31, 2003

INVESTMENT INCOME
Interest	$2,847,664
Dividends	14,051
Total Investment Income	$2,861,715

EXPENSES
Investment advisory fees	$323,005
Distribution (12b-1 fees) – Class A	23,620
Distribution (12b-1 fees) – Class B	332,759
Transfer agent fees	64,740
Accounting service fees	50,348
Custodian fees	10,956
Professional fees	7,331
Reports to shareholders	6,163
Directors fees	5,208
Transfer agent out-of-pockets	3,988
License, fees, and registrations	6,764
Insurance expense	4,339
Total expenses	$839,221
Less expenses waived or absorbed by the Fund’s manager	(148,087)
Total Net Expenses	$691,134

NET INVESTMENT INCOME	$2,170,581

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
Net realized gain (loss) from:
Investment transactions	$(2,197,955)
Futures transactions	(1,518,809)
Net change in unrealized appreciation (depreciation) of: investments	1,895,562
Net Realized and Unrealized Gain (Loss) on Investments and Futures	$(1,821,202)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$349,379

The accompanying notes are an integral part of these financial statements.

Financial Statements  December 31, 2003

Statement of Changes in Net Assets For the year ended December 31, 2003, and the year ended December 31, 2002

	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,170,581	$2,584,850
Net realized gain (loss) on investment and futures transactions	(3,716,764)	(2,483,727)
Net change in unrealized appreciation (depreciation) on investments and futures	1,895,562	(1,020,675)
Net Increase (Decrease) in Net Assets Resulting From Operations	$349,379	$(919,552)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A ($.40 and $.43, respectively)	$(409,213)	$(262,855)
Class B ($.36 and $.39, respectively)	(1,760,351)	(2,320,869)
Return of capital distributions:
Class A ($.00 and $.00, respectively)	0	0
Class B ($.00 and $.00, respectively)	0	0
Distributions from net realized gain on investment and futures transactions:
Class A	0	0
Class B	0	0
Total Dividends and Distributions	$(2,169,564)	$(2,583,724)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares:
Class A	$1,453,559	$2,188,740
Class B	1,784,197	5,951,793
Proceeds from reinvested dividends:
Class A	218,809	137,572
Class B	1,233,007	1,551,679
Cost of shares redeemed:
Class A	(1,659,622)	(983,691)
Class B	(13,151,686)	(6,869,469)
Exchanges to/from related Fund classes:
Class A	5,158,664	2,748,917
Class B	(5,158,664)	(2,748,917)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(10,121,736)	$1,976,624

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(11,941,921)	$(1,526,652)

NET ASSETS, BEGINNING OF PERIOD	60,280,164	61,806,816

NET ASSETS, END OF PERIOD	$48,338,243	$60,280,164

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  December 31, 2003

Note 1.                 ORGANIZATION

Montana Tax-Free Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.  The Fund incorporated under the laws of the State of North Dakota on April 15, 1993, and commenced operations on August 12, 1993. The Fund’s objective is to provide as high a level of current income exempt from federal and Montana income taxes as is consistent with preservation of capital.  The Fund will seek to achieve this by investing primarily in a portfolio of Montana tax-exempt securities.

All shares existing prior to January 7, 2000, the commencement date of Class A shares, were classified as Class B shares.  Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a Contingent Deferred Sales Charge that decreases depending on how long the shares have been held.  Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis.  The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required.  Class B shares automatically convert to A shares on the 15th of the month or the next business day following the eighth anniversary of issuance.

Note 2.                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management Inc.  The matrix system has been  developed based on procedures approved by the Board of Directors and includes consideration of the following: yields or prices of municipal  bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Federal and state income taxes – The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during the year ended December 31, 2003 were characterized as tax-exempt for tax purposes.

The Fund has unexpired capital loss carryforwards for tax purposes as of December 31, 2003, totaling $8,043,426, which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended December 31 as shown in the table below.

Year	Unexpired Capital Losses
2004	0
2005	287,852
2006	573,646
2007	0
2008	983,415
2009	0
2010	2,483,727
2011	3,714,786

For the year ended December 31, 2003, the Fund did not make any permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Multiple class allocations – The Fund simultaneously uses the settled shares method to allocate income and fund wide expenses and uses the relative net assets method to allocate gains and losses.  Class-specific expenses, distribution fees and any other items that are specifically attributable to a particular class, are charged directly to such class.  For the year ended December 31, 2003, distribution fees were the only class-specific expenses.

Distributions to shareholders – Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the last income dividend of the calendar year.  Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the relative value of the shares of each class.

Premiums and discounts – Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other – Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

At December 31, 2003, the Fund had outstanding futures contracts to sell debt securities as follows:

Contracts to Sell	Expiration Date	Number of Futures Contracts	Valuation as of December 31, 2003	Realized Appreciation (Depreciation)
U.S. Treasury Bonds	03/2004	164	$717,500	($373,595)

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.                 CAPITAL SHARE TRANSACTIONS

As of December 31, 2003, there were 200,000,000 shares of $.001 par value authorized; 5,393,900 and 6,517,269 shares were outstanding at December 31, 2003 and December 31, 2002, respectively.

Transactions in capital shares were as follows:

Class A Shares			Class B Shares
	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002
Shares sold	467,232	225,882	822,142	619,020
Shares issued on reinvestment of dividends	24,209	14,317	136,370	161,468
Shares redeemed	(489,955)	(102,770)	(2,081,719)	(716,919)
Shares exchanged to Class A	0	0	(571,270)	(286,181)
Shares exchanged from Class B	569,622	285,453	0	0
Net increase (decrease)	571,108	422,882	(1,694,477)	(222,612)

Note 4.                INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; ND Capital, Inc., the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer and accounting services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.60% of the Fund’s average daily net assets.  The Fund has recognized $279,807 of investment advisory fees after a partial waiver for the year ended December 31, 2003.  The Fund has a payable to Integrity Money Management, Inc. of $17,186 at December 31, 2003 for investment advisory fees.  Certain officers and directors of the Fund are also officers and directors of the investment adviser.

ND Capital, Inc. (“Capital”) serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  Class B presently pays an annual distribution fee of up to 0.75% of the average daily net assets of the class.  Class A presently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.

During the year ended December 31, 2003, amounts paid or accrued to ND Capital and fees waived, if any, pursuant to Class A and Class B Distribution Plans were as follows:

	12b-1 Fees Charged	12b-1 Fees Waived
Class A Shares	23,620	(9,213)
Class B Shares	332,759	(95,675)

Integrity Fund Services, Inc. (the transfer agent) provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund’s first $10 million of net assets, 0.13% of the Fund’s net assets on the next $15 million, 0.11% of the Fund’s net assets on the next $15 million, 0.10% of the Fund’s net assets on the next $10 million, and 0.09% of the Fund’s net assets in excess of $50 million.  The Fund has recognized $64,740 of transfer agency fees for the year ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $5,413 at December 31, 2003, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million.  The Fund has recognized $50,348 of accounting service fees for the year ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $4,307 at December 31, 2003, for accounting service fees.

Note 5.                INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $4,698,759 and $14,096,944, respectively, for the year ended December 31, 2003.

Note 6.                INVESTMENT IN SECURITIES

At December 31, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $44,655,583. The net unrealized appreciation of investments based on the cost was $1,902,942, which is comprised of $46,448 aggregate gross unrealized depreciation and $1,949,390 aggregate gross unrealized appreciation.

Financial Highlights

Selected per share data and ratios for the period indicated

Class A Shares

	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Period Since Inception (January 7, 2000) Thru December 29, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$9.27	$9.81	$9.75	$9.33

Income from Investment Operations:
Net investment income	$.40	$.43	$.45	$.46
Net realized and unrealized gain (loss) on investment and futures transactions	(.29)	(.54)	.06	.42
Total Income (Loss) From Investment Operations	$.11	$(.11)	$.51	$.88

Less Distributions:
Dividends from net investment income	$(.40)	$(.43)	$(.45)	$(.46)
Return of capital distributions	.00	.00	.00	.00
Distributions from net realized gains	.00	.00	.00	.00
Total Distributions	$(.40)	$(.43)	$(.45)	$(.46)

NET ASSET VALUE, END OF PERIOD	$8.98	$9.27	$9.81	$9.75

Total Return	1.19%(A)	(1.19%)(A)	5.30%(A)	9.75%(A)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$12,165	$7,264	$3,537	$105
Ratio of net expenses (after expense assumption) to average net assets	0.95%(B)	0.95%(B)	0.94%(B)	0.93%(B)
Ratio of net investment income to average net assets	4.34%	4.45%	4.39%	4.69%
Portfolio turnover rate	9.19%	6.26%	12.33%	7.05%

(A)  Excludes maximum sales charge of 4.25%.

(B)  During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $18,886, $10,332, $2,028, and $86, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.15%, 1.12%, 1.11%, and 1.11%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected per share data and ratios for the period indicated

Class B Shares

	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Year Ended December 29, 2000	For The Year Ended December 31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD	$9.25	$9.78	$9.75	$9.36	$10.05

Income from Investment Operations:
Net investment income	$.36	$.39	$.41	$.42	$.42
Net realized and unrealized gain (loss) on investment and futures transactions	(.30)	(.53)	.03	.39	(.64)
Total Income (Loss) From Investment Operations	$.06	$(.14)	$.44	$.81	$(.22)

Less Distributions:
Dividends from net investment income	$(.36)	$(.39)	$(.41)	$(.42)	$(.42)
Return of capital distributions	.00	.00	.00	.00	(.05)
Distributions from net realized gains	.00	.00	.00	.00	.00
Total Distributions	$(.36)	$(.39)	$(.41)	$(.42)	$(.47)

NET ASSET VALUE, END OF PERIOD	$8.95	$9.25	$9.78	$9.75	$9.36

Total Return	0.66%(A)	(1.44%)(A)	4.62%(A)	8.97%(A)	(2.32%)(A)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$36,173	$53,016	$58,270	$58,294	$60,492
Ratio of net expenses (after expense assumption) to average net assets	1.36%(B)	1.30%(B)	1.30%(B)	1.30%(B)	1.30%(B)
Ratio of net investment income to average net assets	3.98%	4.11%	4.21%	4.52%	4.26%
Portfolio turnover rate	9.19%	6.26%	12.33%	7.05%	8.94%

(A)  Excludes contingent deferred sales charge of 4%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $129,201, $183,595, $193,549, $195,053, and $204,163, respectively.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.65%, 1.63%, 1.63%, 1.63%, and 1.63%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

NOT APPLICABLE

(d)    If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

      NOT APPLICABLE.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

NOT APPLICABLE.

(f) The registrant must:

See item 10(a) regarding the filing of the Code of Ethics for Principal Executive and Principal Financial Officers of The Integrity Funds and Integrity Mutual Funds, Inc.

Item 3. Audit Committee Financial Expert.

(a) (1) Integrity Mutual Fund’s board of directors has determined that there is one audit committee financial expert serving on its audit committee.

(2) Lynn Aas is the audit committee financial expert and is considered “independent.” In order to be considered “independent”, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

Item 4. Principal Accountant Fees and Services.

(a)    Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

                                                    Audit Fees

2002                                                $7,960.00

2003                                                $8,150.00

(b)    Disclose, under the caption Audit-Related Fees, the aggregate fees billed fin each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.  Registrants shall describe the nature of the services comprising the fees disclosed under this category.

None

(c)    Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                                                     Tax Fees

2002                                               $825.00

2003                                               $875.00

(d)    Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than services reported in paragraphs (a) through (c) of this Item.  Registrants shall describe the nature of the services comprising the fees disclosed under this category.

None

      (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Before the accountant is engaged by the registered investment company or its affiliates to render audit or non-audit services, the engagement is approved by the investment company’s audit committees.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

All of the services described in paragraphs (b) through (d) of item 4 were approved by the audit committee.

      (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employee.

      (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

None

      (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable

Items 5. Not applicable

Items 6. Reserved

Item 7. Not applicable

Item 8. Reserved

Item 9. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montana Tax-Free Fund, Inc.

BY: Robert E. Walstad

ROBERT E. WALSTAD

CHIEF EXECUTIVE OFFICER

Date: February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Montana Tax-Free Fund, Inc.

BY: Robert E. Walstad

ROBERT E. WALSTAD

CHIEF EXECUTIVE OFFICER

Date: February 23, 2004